Business Combination, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations, Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The allocation of the purchase price set forth below is presented on preliminary assumptions and is based on estimates of the fair value of assets acquired and liabilities assumed:

(in thousands)
Assets
Cash	$213
Other current assets	176
Accounts receivables	1,578
Inventories	924
Property, plant and equipment	5,770
Intangible assets	44,276
Total assets acquired	$52,937

Liabilities
Current liabilities	$2,488
Deferred tax liabilities	13,665
Total liabilities assumed	16,153

Cash consideration paid	$36,784

Schedule of Goodwill
The carrying amount of goodwill attributable to each reportable segment for period ended December 31, 2018 is as follows:

Goodwill	Rubber	Specialty	Total
	(In thousands)
Balance at January 1, 2017	$29,037	$22,099	$51,136
Foreign currency impact	4,000	3,044	7,044
Balance at December 31, 2017	33,037	25,143	58,180
Foreign currency impact	(1,487)	(1,147)	(2,634)
Balance at December 31, 2018	$31,550	$23,996	$55,546

Schedule of Intangible Assets
The following table provides information regarding Orion's intangible assets:

	December 31
	2018			2017
	Gross Carrying Value	Accumulated Amortization	Net Intangible Assets	Gross Carrying Value	Accumulated Amortization	Net Intangible Assets
	(In thousands)
Developed technology and patents	$82,007	$34,348	$47,660	$67,509	$28,681	$38,828
Customer relationships	78,263	66,262	12,001	77,201	58,781	18,420
Trademarks	19,694	9,782	9,912	20,628	8,827	11,801
Long-term contracts	22,396	113	22,283	—	—	—
Other intangible assets	50,621	47,232	3,389	48,862	47,189	1,673
Total intangible assets	$252,981	$157,737	$95,245	$214,200	$143,478	$70,722

Schedule of Future Amortization Expense
The estimated aggregate amortization expense for intangible assets for the fiscal years ending December 31, 2019 to 2023 and thereafter are as follows:

Year	(In thousands)
2019	$16,370
2020	11,414
2021	10,823
2022	10,453
2023	10,133
Thereafter	36,052
Total aggregated amortization	$95,245